Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Lease, Impairment Loss	¥ 135,657	¥ 0	¥ 0